ACQUISITION (Details)	0 Months Ended				0 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2012 Projects 16 USD ($)	Apr. 17, 2012 Projects 16 item	Apr. 17, 2012 Projects 16 Minimum MW	Apr. 17, 2012 Projects 16 Maximum MW	Jun. 15, 2012 Projects 16 Warrants issued in acquisition	Jun. 28, 2013 Acquisition of SunEdison Projects USD ($) MW	Feb. 08, 2013 Acquisition of SunEdison Projects USD ($) MW	Nov. 30, 2013 Acquisition of SunEdison Projects USD ($)	Nov. 30, 2013 Acquisition of SunEdison Projects JPY (¥)	Dec. 31, 2013 Acquisition of Projects in Japan USD ($)	Dec. 31, 2013 Acquisition of Projects in Japan JPY (¥)	Nov. 30, 2013 Acquisition of Projects in Japan MW item
ACQUISITION
Percentage of interest acquired		97.00%				100.00%	100.00%					100.00%
Number of solar power projects acquired		16										1
Number of project companies acquired												6
Capacity of solar power acquired			190	200		12	10.5					116.0
Power purchase contract period awarded to projects		20 years
Number of contracts issued under Ontario's FIT program		15
Number of contracts issued as part of Ontario's Renewable Energy Standard Offer Program		1
Total consideration paid
Cash consideration	$ 186,716,547									$ 1,300,000	¥ 139,600,000
Fair value of the issuance of warrant, net of cash received	7,774,990
Total consideration paid	$ 194,491,537					$ 9,100,000	$ 8,800,000	$ 19,300,000	¥ 2,035,800,000
'Warrants issued to seller as percentage of reporting entity's outstanding common shares	9.90%
Period during which warrants will not be exercisable	1 year
Exercise price of warrant (in dollars per share)	$ 5.0
Assumptions used to determine fair market value of warrants
Risk free rate (as a percent)					1.76%
Volatility ratio (as a percent)					93.50%
Percentage of non-voting tracking shares that would be redeemable by the Company upon satisfaction of certain conditions	97.00%